Fair Value (Aggregate Fair Value, Contractual Balance (Including Accrued Interest) And Gain Or Loss) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Fair Value [Abstract]
Aggregate fair value	$ 3,285	$ 623
Contractual balance	3,270	595
Gain (loss)	$ 15	$ 28